FINANCING RECEIVABLE	12 Months Ended
Dec. 31, 2019
FINANCING RECEIVABLE
FINANCING RECEIVABLE

7.           FINANCING RECEIVABLE

Financing receivable consists of the following:

	As of December 31,
	2018	2019
financing receivable
Used car financing	$9,846	$8,445
Financing for installment sales	1,654	1,576
Other financing	1,243	1,146
Less allowance for financing receivable	(9,257)	(11,167)
Financing receivable, net	$3,486	$—

The following table presents nonaccrual financing receivable as of December 31, 2018 and 2019, respectively.

	As of December 31,
	2018	2019

Used car financing	$9,838	$8,445
Financing for installment sales	1,654	1,576
Other financing	1,243	1,146
	$12,735	$11,167

The following table presents the past-due aging of financing receivable as of December 31, 2019.

	0 – 90 days	over 90 days			total
	past-due	past-due	total		financing
	aging	aging	past due	Current	receivable
Used car financing	$—	$8,445	$8,445	$—	$8,445
Financing for installment sales		1,576	1,576	—	1,576
Other financing	—	1,146	1,146	—	1,146
	$—	$11,167	$11,167	$—	$11,167

The following table presents the past-due aging of financing receivable as of December 31, 2018

	0 – 90 days	over 90 days			total
	past-due	past-due	total		financing
	aging	aging	past due	Current	receivable
Used car financing	$—	$9,838	$9,838	$8	$9,846
Financing for installment sales		1,654	1,654		1,654
Other financing	—	1,243	1,243	—	1,243
	$—	$12,735	$12,735	$8	$12,743

Movement of allowance for financing receivable is as follows:

	Years ended December 31,
	2017	2018	2019

Balance at beginning of year	$15,114	$7,023	$9,257
Charge to cost of revenues	12,745	10,802	2,017
Write off of financing receivable	(22,178)	(7,786)	—
Exchange difference	1,342	(782)	(107)

Balance at end of year	$7,023	$9,257	$11,167

For the years ended December 31, 2017, 2018 and 2019, the Company considered loan principal and financing income receivables meeting any of the following conditions as uncollectible and has further written them off: (i) death of the borrower; or (ii) unable to reach the borrower. The Company outsourced almost all of its collection effort to third-party collection agencies.